FINANCE EXPENSES - Disclosure of finance expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Cost [Abstract]
Interest expense	$ 41,825	$ 38,853
Amortization of financing fees	2,523	2,040
Finance expense - deferred revenue	5,711	5,549
Accretion on PER	367	373
Less: interest expense capitalized	(3,419)	0
Finance income	(1,798)	(678)
Loss on settlement of long-term debt	0	5,798
Finance expenses	$ 45,209	$ 51,935